Trading liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Trading liabilities

24	Trading liabilities

	2022	2021
	$m	$m
Deposits by banks[1]	9,332	4,243
Customer accounts[1]	10,724	9,424
Other debt securities in issue (Note 26)	978	1,792
Other liabilities – net short positions in securities	51,319	69,445
At 31 Dec	72,353	84,904
1‘Deposits by banks’ and ‘Customer accounts’ include fair value repos, stock lending and other amounts.